Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Operating revenues	$ 511,667	$ 493,339	$ 405,346
Operating revenues—Unigas Pool	55,012	50,043	46,345
Operating revenues—Luna Pool collaborative arrangements	0	7,355	22,101
Total operating revenues	566,679	550,737	473,792
Expenses
Brokerage commissions	7,012	6,923	5,900
Voyage expenses	72,144	74,509	78,674
Voyage expenses—Luna Pool collaborative arrangements	0	5,561	20,716
Vessel operating expenses	175,034	170,952	159,266
Depreciation and amortization	132,725	129,202	126,220
General and administrative costs	36,580	31,213	27,439
(Profit) from sale of vessel	0	(4,797)	(4,721)
Other income	0	(60)	(364)
Total operating expenses	423,495	413,503	413,130
Operating Income	143,184	137,234	60,662
Foreign currency exchange gain on senior secured bonds	0	0	6,589
Realized loss on cross currency interest rate swap	0	0	(6,270)
Unrealized gain /(loss) on non-designated derivative instruments	(7,483)	(7,282)	25,124
Interest expense	(56,141)	(64,915)	(48,003)
Interest income	6,244	5,707	1,082
Write off of deferred financing costs	(829)	(171)	(212)
Unrealized foreign exchange (loss)/gain	(1,968)	17	(2,837)
Loss on repayment of senior and unsecured bonds	(1,456)	0	(1,102)
Income before income taxes and share of results of equity method investments	81,551	70,590	35,033
Income taxes	(4,365)	(4,325)	(5,949)
Share of results of equity method investments	16,911	20,607	25,794
Net Income	94,097	86,872	54,878
Net income attributable to non-controlling interests	(8,526)	(4,617)	(1,405)
Net Income attributable to stockholders of Navigator Holdings Ltd.	$ 85,571	$ 82,255	$ 53,473
Earnings per share attributable to stockholders of Navigator Holdings Ltd.
Basic (in dollars per share)	$ 1.20	$ 1.11	$ 0.69
Diluted (in dollars per share)	$ 1.19	$ 1.10	$ 0.69
Weighted average number of shares outstanding in the period:
Basic (in shares)	71,149,671	74,096,284	77,234,830
Diluted (in shares)	71,838,034	74,607,449	77,558,494